INCOME TAXES - Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal statutory rate	$ 67,467	$ 56,348	$ 66,905
State and local income taxes, net of federal tax effect(1)	4,023	1,676	3,290
Effective Income Tax Rate Reconciliation, Tax Credit, Energy-Related, Amount	1,640	9,977	0
Effective Income Tax Rate Reconciliation, ASU 2014-10, Affordable Housing Amortization, Amount	3,083	3,427	2,465
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	(531)	(1,702)	(621)
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	(3,534)	(3,945)	(4,741)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	2,117	569	(313)
Other adjustments	846	(48)	678
Income tax expense	$ 65,665	$ 39,494	$ 62,733
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	1.30%	0.60%	1.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Energy-Related, Percent	0.50%	3.70%	(0.00%)
Effective Income Tax Rate Reconciliation, ASU 2014-10, Affordable Housing Amortization, Percent	1.00%	1.30%	0.80%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	(0.20%)	(0.60%)	(0.20%)
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	(1.10%)	(1.50%)	(1.50%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	0.70%	0.20%	(0.10%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.30%	0.00%	0.20%
Effective Income Tax Rate Reconciliation, Percent	20.40%	14.70%	19.70%